Form N-1A Supplement	Jul. 22, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:

1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2025 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2026 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2028 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2031 Term Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated July 22, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) for each of the iShares® iBonds® Dec 2025 Term Muni Bond ETF (IBMN),
iShares iBonds Dec 2026 Term Muni Bond ETF (IBMO), iShares iBonds Dec 2027 Term Muni Bond
ETF (IBMP), iShares iBonds Dec 2028 Term Muni Bond ETF (IBMQ), iShares iBonds Dec 2029
Term Muni Bond ETF (IBMR), iShares iBonds Dec 2030 Term Muni Bond ETF (IBMS), and iShares
iBonds Dec 2031 Term Muni Bond ETF (IBMT) (each, a “Fund” and together, the “Funds”)
Effective July 22, 2025, fees and expenses incurred by the Funds in connection with investments in certain other funds will be waived by BlackRock Fund Advisors (“BFA”), the investment adviser to the Funds. Accordingly, the following changes are immediately effective:
1.	The following is added as the second paragraph of the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus:
The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the Fund’s total return but is not included in the Fund’s ratio of expenses to average net assets. Both figures are shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund’s termination only upon the written agreement of the Trust and BFA.
2.	In the “Fees and Expenses” section of each Fund’s Summary Prospectus and Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced as follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1,2]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement

0.18%	None	None	0.00%	0.18%	0.00%	0.18%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.